Supplemental Cash Flow Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Conversion of convertible debt to common stock	$ 2,936,423	$ 523,927	$ 924,904
Preferred dividends paid by issuance of stock		0	82,500
Business combination:
Issuance Of Contingent Consideration		0	11,109,020
Issuance of replacement warrants		0	1,883,751
Common stock issued in satisfaction of subscription receivable		0	2,790,107
Effect of cancellation of escrowed shares		0	195,132
Obligation to issue shares for professional services		0	30,000
Reclassification of the unamortized balance of debt discount and derivative liability, related to the extinguishment and conversion of the subordinated convertible debt, to additional paid-in capital	2,860,627	151,032	0
Common Stock issued for committed equity financing facility		204,015	0
Warrants issued for loan modification		151,758	0
Warrants issued for term loan		568,324	0
Common stock and warrants issued for release of security interest in patents		325,693	0
Warrants issued in connection with convertible debt		1,353,842	0
Derivative liability created from conversion option embedded in Deerfield convertible credit facility	3,567,835	965,484	0
Common stock issued for professional services		17,850	0
Common stock issued for settlement of contingency		39,150	0
Warrants issued in connection convertible with debt and equity facility	7,681,188	580,394
Series E Preferred Stock [Member]
Business combination:
Issuance of Series E liability		0	18,955,742
Warrants issued in connection convertible with debt and equity facility		$ 0